Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Intangible Assets [Abstract]
Amortization expense	$ 570	$ 524	$ 104
Estimated annual amortization expense	$ 570
Write off the intangible asset balance		$ 87